Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Information
Schedule of non-current assets based on geographical location of the assets

	As of December 31,
	2022	2023
	US$	US$
PRC	2,122,560	1,028,592
USA	34,623	7,449
Total	2,157,183	1,036,041